Basis of Presentation	6 Months Ended
Jun. 30, 2011
Basis of Presentation
Basis of Presentation

Note 2—Basis of Presentation

The significant accounting policies summarized in Note 2 to our audited consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2010, filed with the United States Securities and Exchange Commission, or "SEC," on February 28, 2011, or the "Form 10-K," have been followed in preparing the accompanying condensed consolidated financial statements.

The December 31, 2010 condensed consolidated balance sheet data was derived from our audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America, or "GAAP."

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes. Actual results could differ materially from those estimates.

In our opinion, all adjustments necessary for a fair statement of the results of operations for the interim periods have been made. Results for interim periods are not necessarily indicative of results for a full year.

Certain prior period amounts have been reclassified to conform with current reporting.

For the six months ended June 30, 2010, we have revised net cash provided by operating activities and net cash used in investing activities within our consolidated statement of cash flows due to a gross-up of cash lease payments relating to our revenue earning equipment in the non-cash add back previously included in depreciation of revenue earning equipment and proceeds from disposal of revenue earning equipment.

For the six months ended June 30, 2010, we have also revised net cash used in investing activities and net cash provided by financing activities within our consolidated statement of cash flows to classify certain payments to a third party finance company for purchases of revenue earning equipment as cash outflows from financing activities as opposed to investing activities.

In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-05, "Presentation of Comprehensive Income," requiring companies to present items of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements of net income and other comprehensive income. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. These provisions will become effective for us beginning with our quarterly report for the period ended March 31, 2012.